Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents (Note 13)	$ 744	$ 1,883
Current income taxes receivable	94	92
Trade and settlement receivables	2,096	1,527
Inventories (Note 14)	2,946	2,685
Prepaids and other current assets	585	540
Assets held for sale (Note 5)	0	1,566
Total current assets	6,465	8,293
Non-current assets held for sale (Note 5)	0	173
Financial and other assets (Note 15)	1,874	1,466
Investment in joint venture (Note 16)	1,116	1,139
Property, plant and equipment (Note 17)	45,565	40,095
Deferred income tax assets (Note 23(b))	65	75
Goodwill (Note 18)	1,108	1,118
Total assets held for sale	56,193	52,359
Current liabilities
Trade accounts payable and other liabilities (Note 19)	4,001	4,367
Current portion of debt (Note 20)	515	616
Current portion of lease liabilities (Note 21(c))	195	132
Current income taxes payable	1,181	104
Liabilities associated with assets held for sale (Note 5)	0	645
Total current liabilities	5,892	5,864
Debt (Note 20)	6,019	6,551
Lease liabilities (Note 21(c))	866	439
QB2 advances from SMM/SC (Note 22)	3,497	2,279
Deferred income tax liabilities (Note 23(b))	6,188	6,778
Retirement benefit liabilities (Note 24(a))	445	420
Provisions and other liabilities (Note 25)	4,994	3,517
Total liabilities	27,901	25,848
Equity
Attributable to shareholders of the company	26,988	25,473
Attributable to non-controlling interests (Note 27)	1,304	1,038
Total equity	28,292	26,511
Total equity and liabilities	$ 56,193	$ 52,359